Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Praetolia Limited acquisition) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill		$ 110,218		$ 77,270
Talent Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Praetolia Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 1,085
Assets acquired	[1]		909
Goodwill			4,722
Total acquired assets			11,605
Total assumed liabilities	[2]		(1,357)
Net assets acquired			10,248
Praetolia Limited [Member] | Talent Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 1,438
Finite-Lived Intangible Asset, Useful Life	[3]		1 year
Praetolia Limited [Member] | Customer Relationships – Top spenders [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 2,553
Finite-Lived Intangible Asset, Useful Life	[3]		4 years
Praetolia Limited [Member] | Customer Relationships – Excluding Top Spenders [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 898
Finite-Lived Intangible Asset, Useful Life	[3]		1 year

[1]	Assets acquired include trade receivables and other receivables.
[2]	Total assumed liabilities includes accounts payable, deferred income tax liabilities, net and other liabilities assumed. Goodwill generated from the above business combination is attributed to synergies between the Company's and the acquired businesses’ services, and is not deductible for income tax purposes. The Company incurred approximately $119 in acquisition expenses for the year ended December 31, 2024 recorded under general and administrative expenses. The results of operations of Praetolia Limited were included in the Company’s consolidated financial statements commencing the date of acquisition and are not material. Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of talent relationships was determined by using the With-and-Without Method. Fair value of customer relationships was determined by using the Multi-period Excess Earning Method.